Oil and Gas Property Disclosure: Cost Incurred in Oil and Gas Property (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Cost Incurred in Oil and Gas Property
	2021	2020
	$	$
Opening balance	4,123	23,291
Depletion	(4,188)	(18,639)
Foreign exchange	65	(529)
	-	4,123